Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2014
Significant Accounting Policies Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table sets forth by level within the fair value hierarchy the Company’s financial assets and liabilities that were accounted for at fair value as of September 30, 2014, and December 31, 2013:

Recurring Fair Value Measures	Level 1	Level 2	Level 3	Total
September 30, 2014
Derivative liability	$-	$-	$639,637	$639,637
December 31, 2013
Derivative liability	$-	$-	$-	$-